STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 28, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET HEDGED

INTERNATIONAL DEVELOPED EQUITY INDEX FUND

Class A (SSHEX)

Class I (SSHNX)

Class K (SSHQX)

STATE STREET

INTERNATIONAL DEVELOPED EQUITY INDEX FUND

Class A (SSIHX)

Class I (SSIKX)

Class K (SSIWX)

(each a “Fund,” and together, the “Funds”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of each Fund are Michael Feehily, Karl Schneider and David Chin.

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street Hedged International Developed Equity Index Fund:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and David Chin, each of which has served on the Fund since inception in 2015.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

David Chin is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

2)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street International Developed Equity Index Fund:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and David Chin, each of which has served on the Fund since organization in 2015.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

David Chin is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

3)	Additionally, the following replaces the portfolio management biographical information with respect to the Funds in the sub-section “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION”:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

David Chin is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group at SSGA. He is responsible for managing both U.S. and international funds. Prior to joining SSGA in 1999, Mr. Chin was a product analyst in the Analytical Services Group at Frank Russell Company. Before this, he worked at OneSource Information Systems developing investment software. Preceding this, he was affiliated with PanAgora Asset Management in the Research and Development group creating quantitative investment models for international equities. Mr. Chin has been working in the investment management field since 1992. Mr. Chin holds a Bachelor of Science in Management Information Systems from the University of Massachusetts/Boston and a Master of Business Administration from the University of Arizona.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP50

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 28, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET EMERGING

MARKETS EQUITY INDEX FUND

Class A (SSUEX)

Class I (SSLEX)

Class K (SSKEX)

(the “Fund”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of the Fund are Michael Feehily, Thomas Coleman and Olga Winner.

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Thomas Coleman and Olga Winner, each of which has served on the Fund since inception in 2015.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Thomas Coleman, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1998.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

2)	Additionally, the following replaces the portfolio management biographical information with respect to the Fund in the sub-section “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION”:

Emerging Markets Equity Index Fund

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Thomas Coleman, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, Mr. Coleman is the Emerging Markets Strategy leader and, as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international indices, including MSCI Emerging Markets and ACWI indices, as well as S&P Emerging Markets indices. Mr. Coleman is also responsible for domestic strategies benchmarked to Russell, Standard & Poors, and NASDAQ indices. Prior to assuming his current role in April 2004, he managed SSGA’s International Structured Products Group Operations Team. Mr. Coleman holds a Bachelor of Science in Finance and Accounting from Boston College and a Master of Business Administration from Babson College. He also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Olga Winner, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of several domestic, international developed and emerging market strategies, including separate accounts, commingled funds, mutual funds and ETFs. Additionally, Ms. Winner manages hedged and futures overlay strategies. Prior to joining SSGA, Ms. Winner worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. She holds a Master of Business Administration and a Master of Science in Finance from the Carroll School of Management at Boston College and a Bachelor of Science in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP51

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 28, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016

STATE STREET EQUITY 500 INDEX FUND

Administrative Shares (STFAX)

(the “Fund”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield.

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield. Michael Feehily has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2014. Karl Schneider has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2002. Amy Scofield has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2012.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

2)	Additionally, the following replaces the portfolio management biographical information with respect to the Fund in the sub-section “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION”:

Key professionals involved in the day-to-day portfolio management of the Equity 500 Index II Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP52

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 28, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016

STATE STREET EQUITY 500 INDEX FUND

Class R Shares (SSFRX)

(the “Fund”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield.

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield. Michael Feehily has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2014. Karl Schneider has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2002. Amy Scofield has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2012.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

2)	Additionally, the following replaces the portfolio management biographical information with respect to the Fund in the sub-section “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION”:

Key professionals involved in the day-to-day portfolio management of the Equity 500 Index II Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP53

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 28, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016

STATE STREET EQUITY 500 INDEX FUND

Service Shares (STBIX)

(the “Fund”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield.

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield. Michael Feehily has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2014. Karl Schneider has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2002. Amy Scofield has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2012.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

2)	Additionally, the following replaces the portfolio management biographical information with respect to the Fund in the sub-section “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION”:

Key professionals involved in the day-to-day portfolio management of the Equity 500 Index II Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP54

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 28, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET EQUITY 500 INDEX FUND

Class A (SSSVX)

Class I (SSSWX)

Class K (SSSYX)

STATE STREET GLOBAL EQUITY ex-U.S. INDEX FUND

Class A (SSGHX)

Class I (SSGJX)

Class K (SSGLX)

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

Class A (SSMJX)

Class I (SSMLX)

Class K (SSMKX)

(each a “Fund,” and collectively, the “Funds”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of each Fund are as follows:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Amy Scofield	State Street Equity 500 Index Fund
Michael Feehily, Karl Schneider and Payal Gupta	State Street Global Equity ex-U.S. Index Fund
Michael Feehily, Karl Schneider and Ted Janowsky	State Street Small/Mid Cap Equity Index Fund

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street Equity 500 Index Fund:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield. Michael Feehily has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2014. Karl Schneider has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2002. Amy Scofield has served on the Fund and the Portfolio/the prior master portfolio in which the Fund has invested since 2012.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

2)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street Global Equity ex-U.S. Index Fund:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Payal Gupta, each of which has served on the Fund and Portfolio since inception in 2014.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Payal Gupta is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2005.

3)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street Small/Mid Cap Equity Index Fund:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Ted Janowsky, each of which has served on the Fund since inception in 2015.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Ted Janowsky, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

4)	Additionally, the following replaces the portfolio management biographical information with respect to the Funds in the sub-section “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION”:

Key professionals involved in the day-to-day portfolio management of the Equity 500 Index II Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

Key professionals involved in the day-to-day portfolio management of the Global Equity ex-U.S. Index Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Payal Gupta is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, Ms. Gupta is responsible for the management of several commingled funds, mutual funds, separately managed accounts, and ETFs that are benchmarked to domestic, international developed and emerging market indices. Prior to assuming her current role in 2007, Ms. Gupta was a business analyst in the IT Investment Operations group at SSGA. In this role, she worked on automating business processes and designing and implementing global investment management applications. Before joining SSGA in 2005, she worked as an analyst at Concentra Integrated Services and at Morgan Stanley. Ms. Gupta holds a Master of Business Administration with specialization in Investments and Information systems from Northeastern University and a Bachelor of Science in Information Technology from Bay Path University.

Key professionals involved in the day-to-day portfolio management of the Small/Mid Cap Equity Index Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Ted Janowsky, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. In this capacity, he manages a diverse group of equity and derivative-based index portfolios and has played a significant role designing proprietary portfolio management software. Additionally, Mr. Janowsky is head of the portfolio management team of SSGA’s Company Stock Group, which manages all fiduciary transactions and company stock investments including employee stock ownership plans, 401(k) plans, defined benefit plans and non-qualified plans. Prior to joining the Global Equity Beta Solutions Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky joined SSGA in 2005. Mr. Janowsky holds a Bachelor of Science in Business Administration from Bucknell University and a Master of Business Administration from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP55

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 28, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016

STATE STREET EQUITY 500 INDEX II PORTFOLIO

STATE STREET GLOBAL EQUITY ex-U.S. INDEX PORTFOLIO

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

(each a “Portfolio,” and collectively, the “Portfolios”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of each Portfolio are as follows:

Portfolio Management Team	Portfolio
Michael Feehily, Karl Schneider and Amy Scofield	State Street Equity 500 Index II Portfolio
Michael Feehily, Karl Schneider and Payal Gupta	State Street Global Equity ex-U.S. Index Portfolio
Michael Feehily, Karl Schneider and Ted Janowsky	State Street Small/Mid Cap Equity Index Portfolio

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street Equity 500 Index II Portfolio:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Amy Scofield, each of which has served on the Portfolio since inception in 2014.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

2)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street Global Equity ex-U.S. Index Portfolio:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Payal Gupta, each of which has served on the Portfolio since inception in 2014.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Payal Gupta is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2005.

3)	The following replaces the portfolio manager information within the section entitled “Investment Adviser” in the Fund Summary section for the State Street Small/Mid Cap Equity Index Portfolio:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Ted Janowsky, each of which has served on the Portfolio since inception in 2015.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Ted Janowsky, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

4)	Additionally, the following replaces the portfolio management biographical information with respect to the Portfolios in the sub-section “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION”:

Key professionals involved in the day-to-day portfolio management of the Equity 500 Index II Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

Key professionals involved in the day-to-day portfolio management of the Global Equity ex-U.S. Index Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Payal Gupta is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, Ms. Gupta is responsible for the management of several commingled funds, mutual funds, separately managed accounts, and ETFs that are benchmarked to domestic, international developed and emerging market indices. Prior to assuming her current role in 2007, Ms. Gupta was a business analyst in the IT Investment Operations group at SSGA. In this role, she worked on automating business processes and designing and implementing global investment management applications. Before joining SSGA in 2005, she worked as an analyst at Concentra Integrated Services and at Morgan Stanley. Ms. Gupta holds a Master of Business Administration with specialization in Investments and Information systems from Northeastern University and a Bachelor of Science in Information Technology from Bay Path University.

Key professionals involved in the day-to-day portfolio management of the Small/Mid Cap Equity Index Portfolio include the following:

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Ted Janowsky, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. In this capacity, he manages a diverse group of equity and derivative-based index portfolios and has played a significant role designing proprietary portfolio management software. Additionally, Mr. Janowsky is head of the portfolio management team of SSGA’s Company Stock Group, which manages all fiduciary transactions and company stock investments including employee stock ownership plans, 401(k) plans, defined benefit plans and non-qualified plans. Prior to joining the Global Equity Beta Solutions Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky joined SSGA in 2005. Mr. Janowsky holds a Bachelor of Science in Business Administration from Bucknell University and a Master of Business Administration from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP56

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement dated December 28, 2016 to the

Statement of Additional Information (“SAI”) dated April 29, 2016, as supplemented

STATE STREET EQUITY 500 INDEX FUND
Administrative Shares	(STFAX	)
Class R Shares	(SSFRX	)
Service Shares	(STBIX	)
Class A	(SSSVX	)
Class I	(SSSWX	)
Class K	(SSSYX	)
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
Class A	(SSGHX	)
Class I	(SSGJX	)
Class K	(SSGLX	)
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Class A	(SSUEX	)
Class C	(SSJEX	)
Class I	(SSLEX	)
Class K	(SSKEX	)
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Class A	(SSMJX	)
Class I	(SSMLX	)
Class K	(SSMKX	)
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A	(SSHEX	)
Class I	(SSHNX	)
Class K	(SSHQX	)
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A	(SSIHX	)
Class I	(SSIKX	)
Class K	(SSIWX	)

Effective January 3, 2017, the first paragraph and chart, as well as the paragraph immediately following the chart, within the sub-section entitled “PORTFOLIO MANAGERS” within the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES” is deleted and replaced with the following:

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Funds as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2015 unless otherwise indicated:

Portfolio Manager	Portfolio	Registered Investment Company Accounts*	Assets Managed ($ billions)	Other Pooled Investment Vehicle Accounts*	Assets Managed ($billions)	Other Accounts	Assets Managed ($ billions)	Total Assets Managed ($ billions)
Michael Feehily	Equity 500 Index Fund, Global Equity ex-U.S. Index Fund, Emerging Markets Equity index Fund, Small/Mid Cap Equity Index Fund, Hedged International Developed Equity Index Fund and International Developed Equity Index Fund	153	184.73	453	483.94	348	213.09	881.76
Karl Schneider	Equity 500 Index Fund, Global Equity ex-U.S. Index Fund and Small/Mid Cap Equity Index Fund	153	184.73	453	483.94	348	213.09	881.76
David Chin†	Hedged International Developed Equity Index Fund and International Developed Equity Index Fund	146	190.70	384	515.46	335	232.20	938.36
Thomas Coleman	Emerging Markets Equity Index Fund	153	184.73	453	483.94	348	213.09	881.76
Payal Gupta†	Global Equity ex-U.S. Index Fund	146	190.70	384	515.46	335	232.20	938.36
Ted Janowsky†	Small/Mid Cap Equity Index Fund	146	190.70	384	515.46	335	232.20	938.36

Amy Scofield†	Equity 500 Index Fund	146	190.70	384	515.46	335		232.20		938.36
Olga Winner†	Emerging Markets Equity Index Fund	146	190.70	384	515.46	335		232.20		938.36
Mahesh Jayakumar	Aggregate Bond Index Fund	33	53.04	117	55.32	135		45.67		154.03
Joanna Mauro	Aggregate Bond Index Fund	33	53.04	117	55.32	135		45.67		154.03
Lisa Khatri	Target Retirement Funds	21	5.09	143	27.69	187	*	25.92	*	58.70
Charles L. McGinn	Target Retirement Funds	21	5.09	143	27.69	187	*	25.92	*	58.70
Robert Guiliano	Strategic Real Return Fund	21	5.09	143	27.69	187	*	25.92	*	58.70
John Gulino	Strategic Real Return Fund	21	5.09	143	27.69	187	*	25.92	*	58.70
Chee Ooi	Disciplined U.S. Equity Fund and Disciplined International Equity Fund	6	0.53	42	6.63	34	**	11.11	**	18.27
Anna Lester	Disciplined U.S. Equity Fund	6	0.53	42	6.63	34	**	11.11	**	18.27
Adel Daghmouri	Disciplined International Equity Fund	6	0.53	42	6.63	34	**	11.11	**	18.27
Chris Laine	Small Cap Emerging Markets Equity Fund	6	0.53	42	6.63	34	**	11.11	**	18.27
Ami Teruya	Small Cap Emerging Markets Equity Fund	6	0.53	42	6.63	34	**	11.11	**	18.27

*	Includes 13 accounts with performance based fees and assets of $1.44 billion
**	Includes 8 accounts with performance based fees and assets of $4.37 billion
†	As of September 30, 2016

As indicated in the tables above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Fund as of September 30, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP57

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement dated December 28, 2016 to the

Statement of Additional Information (“SAI”) dated April 29, 2016, as supplemented

STATE STREET EQUITY 500 II INDEX PORTFOLIO	SSEYX

STATE STREET GLOBAL EQUITY ex-U.S. INDEX PORTFOLIO	SSGVX

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO	SSMHX

Effective January 3, 2017, the first paragraph and chart, as well as the paragraph immediately following the chart, within the sub-section entitled “PORTFOLIO MANAGERS” within the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES” is deleted and replaced with the following:

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Portfolios (other than the Money Market Portfolios) as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2015 unless otherwise indicated:

Portfolio Manager	Portfolio	Registered Investment Company Accounts*	Assets Managed ($ billions)	Other Pooled Investment Vehicle Accounts*	Assets Managed ($billions)	Other Accounts		Assets Managed ($ billions)		Total Assets Managed ($ billions)
Michael Feehily	Equity 500 Index II Portfolio, Global Equity ex-U.S. Index Portfolio, and Small/Mid Cap Equity Index Portfolio.	153	184.73	453	483.94	348		213.09		881.76
Karl Schneider	Equity 500 Index II Portfolio, Global Equity ex-U.S. Index Portfolio, and Small/Mid Cap Equity Index Portfolio.	153	184.73	453	483.94	348		213.09		881.76
Payal Gupta†	Global Equity ex-U.S. Index Portfolio	146	190.70	384	515.46	335		232.20		938.36
Ted Janowsky†	Small/Mid Cap Equity Index Portfolio	146	190.70	384	515.46	335		232.20		938.36
Amy Scofield†	Equity 500 Index II Portfolio	146	190.70	384	515.46	335		232.20		938.36
Mahesh Jayakumar	Aggregate Bond Index Portfolio	33	53.04	117	55.32	135		45.67		154.03
Joanna Mauro	Aggregate Bond Index Portfolio	33	53.04	117	55.32	135		45.67		154.03
Robert Guiliano	Strategic Real Return Portfolio	21	5.09	143	27.69	187	*	25.92	*	58.70
John Gulino	Strategic Real Return Portfolio	21	5.09	143	27.69	187	*	25.92	*	58.70
Jeff St. Peters	Current Yield Portfolio, Conservative Income Portfolio, and Ultra Short Bond Portfolio.	6	0.53	42	6.63	34	**	11.11	**	18.27
Todd Bean	Current Yield Portfolio, Conservative Income	6	0.53	42	6.63	34	**	11.11	**	18.27
Sean Lussier	Current Yield Portfolio, Conservative Income Portfolio, and, and Ultra Short Bond Portfolio.	6	0.53	42	6.63	34	**	11.11	**	18.27

*	Includes 13 accounts with performance based fees and assets of $1.44 billion
**	Includes 8 accounts with performance based fees and assets of $4.37 billion
†	As of September 30, 2016

As indicated in the tables above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Portfolio as of September 30, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP58